Grading Indicators Related to Bank's Retail Loans and Wholesale Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	₨ 10,623,855.6	$ 140,918.6	₨ 9,111,464.6
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	3,583,055.2	47,527.0	2,873,561.0
Wholesale loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	3,524,290.5	46,747.5	2,834,466.7
Wholesale loans | Labeled
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	23,341.3	309.6	940.6
Wholesale loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	35,423.4	469.9	38,153.7
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	7,040,800.4	93,391.6	6,237,903.6
Retail Loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	122,003.5		102,268.8
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	952,053.1	12,628.4	951,744.2
Retail Loans | Auto loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	15,279.2		13,606.7
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,920,601.6	25,475.5	1,538,107.4
Retail Loans | Personal loans/Credit card | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	14,481.7		15,781.5
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,658,770.3	22,002.5	1,478,317.8
Retail Loans | Retail Business Banking | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	32,866.3		29,945.0
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	747,382.4	9,913.5	746,288.0
Retail Loans | Commercial vehicle and construction equipment finance | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	22,992.2		11,254.9
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	634,612.4	8,417.7	513,771.6
Retail Loans | Housing loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	2,921.3		2,157.1
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,127,380.6	14,954.0	1,009,674.6
Retail Loans | Other Retail | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	33,462.8		29,523.6
Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	10,466,428.7	$ 138,830.5	8,971,042.1
Performing | Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	6,918,796.9		6,135,634.8
Performing | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	936,773.9		938,137.5
Performing | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,906,119.9		1,522,325.9
Performing | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,625,904.0		1,448,372.8
Performing | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	724,390.2		735,033.1
Performing | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	631,691.1		511,614.5
Performing | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	₨ 1,093,917.8		₨ 980,151.0